OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 27, 2015 agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 182.6
Other current provisions	77.6	$ 39.5
Other non-current provisions	112.6	$ 143.1
Other provisions at end of period	190.2
Number of metal purchase agreements | agreements			3
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	89.2
Deferred Revenue Increase (Decrease)	(10.7)
Deferred Revenue variable consideration adjustment	(0.9)
Other current provisions	13.5
Other non-current provisions	64.1
Other provisions at end of period	77.6
Deferred Revenue Increase (Decrease)	$ (10.7)